Other disclosures - Related party transactions - Executive directors ESOP (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€)	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,	2,862,216	2,293,636	1,752,926						1,595,015
Exercise price | €	€ 21.17	€ 14.130	€ 9.47	€ 18.41	€ 11.38	€ 11.47	€ 10.34	€ 11.44
Exercised	203,412	140,292	97,656
Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,	123,200	137,000	58,800
Exercised	65,380	125,292
Tim Van Hauwermeiren | 9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,			30,600
Term			10 years
Exercise price | €			€ 9.47
Tim Van Hauwermeiren | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,		50,000
Term		10 years
Exercise price | €		€ 11.47
Tim Van Hauwermeiren | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,		30,600
Term		10 years
Exercise price | €		€ 14.13
Tim Van Hauwermeiren | 3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €		€ 3.95
Exercised		53,092
Tim Van Hauwermeiren | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 2.44	€ 2.44
Exercised	65,380	72,200
Tim Van Hauwermeiren | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,	80,000
Term	10 years
Exercise price | €	€ 21.17
Eric Castaldi | 9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,			28,200
Term			10 years
Exercise price | €			€ 9.47
Eric Castaldi | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,		28,200
Term		10 years
Exercise price | €		€ 11.47
Eric Castaldi | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,		28,200
Term		10 years
Exercise price | €		€ 14.13
Eric Castaldi | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,	273,807	230,607
Eric Castaldi | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options on December 31,	43,200
Term	10 years
Exercise price | €	€ 21.17